Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenues:
Voyage revenues	$ 143,471	$ 98,862
Management fee income	0	91
Total revenues	143,471	98,953
Expenses
Voyage expenses	31,649	37,284
Charter-in hire expenses	1,736	1,918
Vessel operating expenses	49,560	49,364
Dry docking expenses	3,248	1,583
Depreciation	40,387	40,847
Management fees (Note 10)	3,689	3,911
General and administrative expenses	17,316	13,298
Impairment loss (Note 5)	0	6,694
Other operational loss	751	109
Other operational gain	(2,461)	(50)
(Gain)/ Loss on forward freight agreements (Note 15)	541	(283)
(Gain)/ Loss on sale of vessels (Note 5)	370	21
Total Operating Expenses	146,786	154,696
Operating income / (loss)	(3,315)	(55,743)
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(23,766)	(19,694)
Interest and other income/(loss)	1,223	154
Gain / (Loss) on derivative financial instrument, net (Note 15)	100	(4,681)
Loss on debt extinguishment (Note 8)	(358)	(1,801)
Total other expenses, net	(22,801)	(26,022)
Income/(Loss) before equity in income of investee	(26,116)	(81,765)
Equity in income of investee	4	69
Income / (loss) before taxes	(26,112)	(81,696)
US Source Income taxes	(117)	0
Net income/(loss)	$ (26,229)	$ (81,696)
Earnings / (Loss) per share, basic	$ (0.42)	$ (1.86)
Earnings / (Loss) per share, diluted	$ (0.42)	$ (1.86)
Weighted average number of shares outstanding, basic (Note 12)	62,188,645	43,880,713
Weighted average number of shares outstanding, diluted (Note 12)	62,188,645	43,880,713